Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities (Abstract)
Audit fees	$ 386	$ 432
Legal fees	449	1,149
Other professional fees	26	350
Vessel operating and voyage expenses	9,555	8,477
Loan interest and financing fees	4,357	3,330
Total Accrued Liabilities	$ 14,773	$ 13,738